UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)

Susan Moore-Wester

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Registrant’s telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

International Value Fund

Portfolio of Investments

March 31, 2007 (Unaudited)

Shares		Value (Note l)
	Common Stocks — 99.1% of Total Net Assets

	Australia — 1.6%
220,375	Westpac Banking Corp.	$4,692,612

	Brazil — 3.7%
67,500	Companhia Energetica de Minas Gerais ADR	3,283,875
147,000	Companhia Vale Do Rio Doce, Sponsored ADR	4,598,160
32,562	Petroleo Brasileiro S.A. ADR (a)	3,240,245

		11,122,280

	Canada — 2.0%
64,352	IGM Financial, Inc	2,723,463
86,000	Loblaw Cos. Ltd.	3,426,592

		6,150,055

	China — 3.3%
1,366,000	Cosco Pacific Ltd.	3,379,713
3,164,000	Datang International Power Generation Co., Ltd.	2,996,827
7,931,024	Denway Motors Ltd.	3,451,515

		9,828,055

	Finland — 0.9%
117,700	Nokia Oyj	2,712,053

	France — 14.5%
181,385	Alcatel-Lucent	2,142,892
97,249	Axa S.A.	4,135,790
38,370	BNP Paribas	4,013,318
111,439	Carrefour S.A.	8,168,178
71,044	Credit Agricole S.A.	2,776,911
170,600	France Telecom S.A.	4,520,711
23,642	Schneider Electric S.A.	3,013,460
1,390	Schneider Electric SA. (a)	170,829
115,569	STMicroelectronics N.V.	2,225,322
60,727	Suez S.A.	3,217,266
63,788	Total S.A.	4,456,286
117,000	Vivendi S.A.	4,768,470

		43,609,433

	Germany — 3.9%
59,488	Adidas AG	3,246,972
92,487	Commerzbank AG	4,085,617
95,704	SAP AG	4,265,682

		11,598,271

	Greece — 1.0%
89,430	Folli - Follie S.A. (Registered)	3,123,631

	Hong Kong — 1.1%
4,954,100	Johnson Electric Holdings Ltd.	3,284,161

	India — 0.9%
111,195	Patni Computer Systems Ltd. Sponsored ADR	2,564,157

	Indonesia — 0.8%
8,630,000	PT Bank Mandiri Tbk	2,350,980

	Italy — 4.5%
144,291	ENI S.p.A.	4,695,507
176,874	Saipem S.p.A.	5,173,207
384,600	UniCredito Italiano S.p.A.	3,662,262

		13,530,976

	Japan — 19.4%
367,000	Bank of Yokohama (The), Ltd.	2,728,197
64,900	Canon, Inc.	3,484,756
170,050	Daiei (The), Inc. (a)	2,438,912
739,000	Isuzu Motors Ltd.	3,703,268
613,000	Joyo Bank	3,814,571
155,700	JS Group Corp.	3,367,391
389	KDDI Corp.	3,094,521
93,400	Millea Holdings, Inc	3,441,803
15,300	Nintendo Co. Ltd.	4,439,475
263,800	Nissan Motor Co., Ltd.	2,818,278
129,600	Nomura Holdings, Inc.	2,686,929
191,000	Onward Kashiyama Co. Ltd.	2,649,326
737,000	Osaka Gas Co., Ltd.	2,855,531
93,000	Promise Co., Ltd.	3,490,197
171,000	Shionogi & Co., Ltd.	3,073,991
260,700	Sumitomo Corp.	4,671,531
284,000	Sumitomo Trust & Banking Co., Ltd.	2,946,448
41,100	Takeda Pharmaceutical Co., Ltd.	2,691,190

		58,396,315

	Korea — 2.4%
34,391	Kookmin Bank	3,092,627
7,113	Samsung Electronics Co., Ltd.	4,240,937

		7,333,564

	Mexico — 2.5%
31,800	America Movil SAB de C.V.	1,519,722
88,200	Cemex S.A. de C.V. Sponsored ADR (a)	2,888,550
27,900	Fomento Economico Mexicano SA de CV Sponsored ADR	3,079,881

		7,488,153

	Netherlands — 3.3%
95,989	ABN AMRO Holding N.V.	4,136,004
70,093	ING Groep N.V.	2,965,422
50,400	Koninklijke Numico N.V.	2,599,562

		9,700,988

	Russia — 2.8%
106,143	Evraz Group SA GDR 144A (a)	3,555,790
23,085	LUKOIL ADR	1,996,853
70,200	OAO Gazprom, Sponsored ADR	2,941,380

		8,494,023

	Singapore — 1.2%
264,600	DBS Group Holdings Ltd.	3,723,797

	Spain — 0.9%
157,164	Banco Santander Central Hispano S.A.	2,805,710

	Sweden — 1.0%
234,600	Eniro AB	2,963,459

	Switzerland — 6.5%
40,700	CIBA Specialty Chemicals (Registered)	2,687,140
54,272	Credit Suisse Group (Registered)	3,906,969
49,300	Lonza Group AG (Registered)	4,744,607
9,829	Nestle S.A. (Registered)	3,830,150

76,964	Novartis AG (Registered) (b)	4,239,148

		19,408,014

	Taiwan — 1.0%
1,437,546	Taiwan Semiconductor Manufacturing Co., Ltd.	2,925,450

	Thailand — 0.9%
797,200	Bangkok Bank Public Co., Ltd.	2,575,202

	United Kingdom — 19.0%
67,100	AstraZeneca plc	3,617,300
265,032	BHP Billiton plc	5,888,679
348,000	British Sky Broadcasting plc	3,868,629
455,688	Cattles plc	3,673,354
211,499	GlaxoSmithKline plc	5,838,051
161,075	HBOS plc	3,330,113
183,375	HSBC Holdings plc	3,198,700
414,839	Kingfisher plc	2,276,858
437,585	Man Group plc	4,784,307
932,697	Old Mutual plc	3,020,952
340,100	Reuters Group plc	3,125,364
80,696	Royal Bank of Scotland Group plc	3,159,126
1,034,025	Signet Group plc	2,554,604
299,890	Smith & Nephew plc	3,816,414
1,878,776	Vodafone Group plc	5,023,589

		57,176,040

	Total — Common Stocks (Cost $222,616,752)	297,557,379

Principal Amount
	Short-Term Investment — 0.7%
$2,130,000	Repurchase Agreement with State Street Bank & Trust Company, dated 3/30/07 at 2.500%, to be repurchased at $2,130,444 on 4/2/07, collateralized by $1,580,000 U.S. Treasury Bond 8.875%, due 2/15/19 with a value of $2,178,788 (Cost $2,130,000)	2,130,000

	TOTAL INVESTMENTS — 99.8% (Cost $224,746,752)	299,687,379
	Other Assets and Liabilities (Net) — 0.2%	571,106

	NET ASSETS — 100%	$300,258,485

(a)	Non-Income producing securities.
(b)	Security fair-valued by Valuation Committee as of March 31, 2007, (See Notes to Portfolio of Investments, Note 1). As of March 31, 2007, this security represents $4,239,148, 1.4% of net assets.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2007, Rule 144A Securities that have been deemed to be liquid represent $3,555,790, 1.2% of net assets.
ADR	American Depository Receipt
GDR	Global Depositary Receipt

At March 31, 2007, sector diversification of the International Value Fund was as follows:

	% of Net Assets	Market Value
Financials	30.6%	$91,921,381
Consumer Discretionary	13.6	40,989,286
Information Technology	9.7	29,000,724
Materials	8.2	24,362,926
Health Care	7.7	23,276,094
Energy	7.5	22,503,478
Consumer Staples	7.0	21,104,363
Industrials	6.0	17,887,085
Telecommunication Services	4.7	14,158,543
Utilities	4.1	12,353,499
Short-Term Investment	0.7	2,130,000

Total Investments	99.8	299,687,379
Other Assets and Liabilities	0.2	571,106

Net Assets	100.0%	$300,258,485

The accompanying notes are an integral part of the portfolio of investments.

Emerging Markets Fund

Portfolio of Investments

March 31, 2007 (Unaudited)

Shares		Value (Note 1)
	Common Stocks — 98.8%

	Argentina — 1.1%
90,200	Banco Macro Bansud S.A. ADR	$3,061,388

	Brazil — 15.3%
295,600	Banco Bradesco S.A.	5,947,008
137,400	Banco do Brasil S.A.	4,447,510
75,508,000	Companhia Energetica de Minas Gerais	3,686,526
355,300	Companhia Vale Do Rio Doce, Sponsored ADR	11,113,784
1,383,700	Marcopolo S.A.	4,197,508
358,151	NET Servicos de Comunicacao SA (a)	4,846,503
74,700	Petroleo Brasileiro S.A. ADR	7,433,397
103,700	Totvs SA	2,768,286

		44,440,522

	Chile — 1.1%
267,248	Madeco S.A. ADR (a)	3,116,112

	China — 15.2%
1,222,000	China Communications Construction Company Ltd. (a)	1,473,250
384,100	China Mobile (Hong Kong) Ltd.	3,457,394
6,328,000	China Petroleum & Chemical Corp. Class H	5,341,478
2,064,000	Cosco Pacific Ltd.	5,106,682
3,500,000	Datang International Power Generation Co., Ltd.	3,315,074
7,872,400	Denway Motors Ltd.	3,426,003
1,024,000	FU JI Food & Catering Services	3,218,075
6,597,000	Industrial & Commercial Bank of China (a)	3,666,554
2,306,000	Lianhua Supermarkets Holdings Ltd., Class H	3,155,569
4,000,000	Peace Mark (Holdings) Ltd.	4,438,150
1,439,000	Weichai Power Co., Ltd., Class H	7,451,075

		44,049,304

	Hungary — 0.9%
14,400	Gedeon Richtor Rt.	2,581,907

	India — 6.0%
81,881	Bharti Airtel Limited (a)	1,427,039
74,000	Infosys Technologies Ltd.	3,415,769
86,000	Larsen & Toubro Ltd	3,178,097
149,100	Mahindra & Mahindra Ltd.	2,660,245
150,323	Patni Computer Systems Ltd. Sponsored ADR	3,466,448
296,369	Punjab National Bank Ltd.	3,233,773

		17,381,371

	Indonesia — 3.1%
10,350,500	PT Bank Mandiri Tbk	2,819,678
31,309,000	PT Bank Niaga Tbk	2,524,406
4,307,000	PT United Tractors Tbk	3,478,078

		8,822,162

	Israel — 1.2%
93,400	Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,495,962

	Korea — 12.1%
4,859	Amorepacific Corp.	2,672,014
151,620	Daewoo Engineering & Construction Co., Ltd.	3,003,287
39,269	Hyundai Motor Co., Ltd.	2,749,278
57,256	Kookmin Bank ADR	5,161,628
1	Pacific Corp.	147
12,950	POSCO	5,398,649
15,335	Samsung Electronics Co., Ltd.	9,143,087
4,928	Shinsegae Co., Ltd.	2,824,054
252,630	Woongjin Thinkbig Co., Ltd.	4,178,039

		35,130,183

	Malaysia — 1.0%
864,400	Maxis Communications Berhad	2,972,200

	Mexico — 8.6%
31,000	America Movil SAB de C.V.	1,481,490
777,000	Axtel, S.A. de C.V., COP (a)	3,090,191
99,588	Cemex S.A. de C.V. Sponsored ADR (a)	3,261,507
549,000	Corporacion GEO, S.A. de C.V., Series B (a)	3,193,061
31,792	Fomento Economico Mexicano SA de CV Sponsored ADR	3,509,519
819,426	Gruma S.A., Class B	2,572,247
148,200	Grupo Televisa S.A. ADR	4,416,360
780,600	Wal-Mart de Mexico SA, Series V	3,334,341

		24,858,716

	Russia — 15.7%
178,848	Evraz Group SA GDR 144A	5,991,408
28,844	Lebedyansky (b)	2,278,676
60,700	LUKOIL ADR	5,250,550
22,900	MMC Norilsk Nickel ADR	4,351,000
108,100	Mobile Telesystems, Sponsored ADR	6,049,276
257,400	OAO Gazprom, Sponsored ADR	10,779,408
857	Sberbank	3,027,085
140,500	Sistema JSFC Sponsored GDR	4,008,332
47,400	Wimm-Bill-Dann Foods, ADR	3,785,364

		45,521,099

	South Africa — 8.2%
124,320	Impala Platinum Holdings Ltd	3,900,980
264,476	Massmart Holdings Limited	3,072,359
394,171	MTN Group Ltd.	5,338,501
1,480,422	Network Healthcare Holdings Ltd.	2,818,541
90,400	Sasol Ltd.	3,016,241
371,800	Standard Bank Group Ltd.	5,461,472

		23,608,094

	Taiwan — 8.1%
2,301,205	Asustek Computer, Inc.	5,403,262
7,614,544	Chinatrust Financial Holding Co., Ltd.	5,942,177
948,892	President Chain Store Corp.	2,319,269
4,772,277	Taiwan Semiconductor Manufacturing Co., Ltd.	9,711,728

		23,376,436

	Thailand — 1.2%
1,116,100	Bangkok Bank Public Co., Ltd.	3,605,348

	Total — Common Stocks (Cost $202,706,309)	286,020,804

Principal Amount
	Short-Term Investment — 2.2%
$6,493,000	Repurchase Agreement with State Street Bank and Trust Company, dated 03/30/07 at 2.500%, to be repurchased at $6,494,353 on 04/02/07, collateralized by $5,050,000 U.S. Treasury Bond 7.875%, due 02/15/21 with a value of $6,615,500 and $10,000 U.S. Treasury Bond 8.875%, due 02/15/19 with a value of $13,790 (Cost $6,493,000)	6,493,000

	TOTAL INVESTMENTS — 101.0% (Cost $209,199,309)	292,513,804
	Other Assets and Liabilities (Net) — (1.0)%	(2,865,093)

	NET ASSETS — 100%	$289,648,711

(a)	Non-Income producing securities.
(b)	Security is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities that have not been deemed to be liquid represent $2,278,676, 0.8% of net assets.

Security	Acquisition Date	Cost
Lebedyansky	10/02/2006	$1,521,095
	10/17/2006	511,437

144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2007, Rule 144A Securities that have been deemed to be liquid represent $5,991,408, 2.1% of net assets.
ADR	American Depository Receipt
COP	Certificate of Ordinary Participation
GDR	Global Depositary Receipt

March 31, 2007, sector diversification of the Emerging Markets Fund was as follows:

	% of Net Assets	Market Value
Financials	16.9%	$48,898,027
Materials	11.8	34,017,328
Information Technology	11.7	33,908,580
Consumer Discretionary	11.4	33,125,714
Energy	11.0	31,821,074
Industrials	10.7	31,004,089
Consumer Staples	10.2	29,523,559
Telecommunication Services	9.6	27,824,423
Health Care	3.1	8,896,410
Utilities	2.4	7,001,600
Short-Term Investment	2.2	6,493,000

Total Investments	101.0	292,513,804
Other Assets and Liabilities (Net)	(1.0)	(2,865,093)

Net Assets	100.0%	$289,648,711

The accompanying notes are an integral part of the portfolio of investments.

International Growth Fund

Portfolio of Investments

March 31, 2007 (Unaudited)

Shares		Value (Note 1)
	Common Stocks — 99.4%
	Australia — 3.3%
146,449	Rio Tinto Ltd.	$9,320,688
448,213	Woodside Petroleum Ltd.	14,238,971

		23,559,659

	Austria — 1.4%
129,837	Erste Bank der oesterreichischen Sparkassen AG	10,112,896

	Belgium — 1.2%
119,265	InBev NV	8,653,949

	Brazil — 1.2%
83,844	Petroleo Brasileiro S.A. ADR	8,343,316

	Canada — 4.7%
301,554	Cameco Corp.	12,345,621
359,700	Manulife Financial Corp.	12,391,665
109,238	Suncor Energy, Inc.	8,340,321

		33,077,607

	China — 2.4%
9,782,000	China Petroleum & Chemical Corp. Class H	8,257,007
110,300	Focus Media Holding Limited (a)	8,654,138

		16,911,145

	Denmark — 2.0%
260,400	Vestas Wind Systems A/S (a)	14,515,935

	France — 5.0%
103,314	Electricite de France	8,691,725
101,534	Iliad S.A.	10,621,470
73,173	LVMH Moet Hennessy Louis Vuitton S.A.	8,127,401
113,300	Total S.A. ADR	7,906,074

		35,346,670

	Germany — 4.8%
154,451	Adidas AG	8,430,240
74,554	RWE AG	7,881,515
171,600	SAP AG ADR	7,661,940
58,002	Wacker Chemie AG (a)	10,079,929

		34,053,624

	Greece — 1.4%
191,465	National Bank of Greece S.A.	10,128,687

	Hong Kong — 3.5%
1,257,400	Esprit Holdings Ltd.	14,677,936
3,304,000	Foxconn International Holdings Ltd. (a)	10,105,833

		24,783,769

	India — 2.5%
126,700	HDFC Bank Ltd. ADR	8,165,815
34,361	Infosys Technologies Ltd.	1,586,071
154,200	Infosys Technologies Ltd. ADR	7,748,550

		17,500,436

	Ireland — 1.3%
420,295	Anglo Irish Bank Corp. plc	8,985,311

	Israel — 1.6%
307,800	Teva Pharmaceutical Industries Ltd. ADR	11,520,954

	Italy — 4.5%
506,270	Saipem S.p.A.	14,807,374
1,792,071	UniCredito Italiano S.p.A.	17,064,570

		31,871,944

	Japan — 13.8%
191,700	Denso Corp.	7,096,263
797,000	NGK Insulators, Ltd.	16,349,734
138,200	Nidec Corp.	8,869,562
193,000	Nitto Denko Corp.	9,046,071
40,130	Orix Corp.	10,412,300
430,000	Sharp Corp.	8,268,770
87,300	SMC Corp.	11,673,599
1,123	Sumitomo Mitsui Financial Group, Inc.	10,167,074
117,700	Toyota Motor Corp.	7,537,614
89,400	Yamada Denki Co., Ltd.	8,292,947

		97,713,934

	Korea — 2.6%
103,421	Hyundai Motor Co., Ltd.	7,240,650
36,018	Samsung Electronics Co., Ltd. GDR, 144A	10,958,476

		18,199,126

	Luxembourg — 1.9%
174,900	Millicom International Cellular S.A. (a)	13,705,164

	Mexico — 1.1%
178,061	Wal-Mart De Mexico S.A. de C.V. ADR	7,621,135

	Netherlands — 1.3%
240,273	Koninklijke (Royal) Philips Electronics NV	9,154,401

	Singapore — 2.4%
546,000	DBS Group Holdings Ltd.	7,684,025
764,000	Keppel Corp. Ltd.	9,557,597

		17,241,622

	Spain — 5.2%
597,131	Banco Bilbao Vizcaya Argentaria S.A.	14,662,764
511,423	Banco Santander Central Hispano S.A.	9,129,982
579,655	Telefonica S.A.	12,836,326

		36,629,072

	Switzerland — 13.0%
568,740	ABB Ltd. (Registered)	9,786,032
114,876	Credit Suisse Group (Registered)	8,269,771
119,450	Holcim Ltd. (Registered)	12,018,659
25,274	Nestle S.A. (Registered)	9,848,735
279,572	Novartis AG (Registered) (b)	15,398,719
72,256	Roche Holding AG (Registered)	12,835,281
52,679	Syngenta AG (Registered)	10,039,472
60,519	Synthes, Inc. (Registered)	7,493,307
114,430	UBS AG (Registered)	6,823,680

		92,513,656

	Taiwan — 1.3%
842,064	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,052,188

	United Kingdom — 16.0%
4,046,552	ARM Holdings plc	10,665,728
661,211	Autonomy Corporation plc (a)	8,946,511
894,666	Barclays plc	12,686,129
911,027	British Sky Broadcasting plc	10,127,660
167,236	Carnival plc	8,073,953
402,196	HBOS plc	8,315,120
1,105,997	Michael Page International plc	11,671,070

1,087,872	Prudential plc	15,372,193
166,539	Reckitt Benckiser plc	8,684,835
785,464	Smith & Nephew plc	9,995,852
998,639	Tesco plc	8,739,727

		113,278,778

	Total — Common Stocks (Cost $610,457,066)	704,474,978

Principal Amount
	Short-Term Investment — 0.4%
$2,518,000	Repurchase Agreement with State Street Bank and Trust Company, dated 03/30/07 at 2.500%, to be repurchased at $2,518,525 on 04/02/07, collateralized by $1,965,000 U.S. Treasury Bond 7.875%, due 02/15/21 with a value of $2,574,150 (Cost $2,518,000)	2,518,000

	TOTAL INVESTMENTS — 99.8% (Cost $612,975,066)	706,992,978
	Other Assets and Liabilities (Net) — 0.2%	1,522,268

	NET ASSETS — 100%	$708,515,246

(a)	Non-Income producing securities.
(b)	Security fair-valued by Valuation Committee as of March 31, 2007, (See Notes to Portfolio of Investments, Notes 1). As of March 31, 2007, this security represents $15,398,719, 2.2% of net assets.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2007, Rule 144A Securities that have been deemed to be liquid represent $10,958,476, 1.5% of net assets.
ADR	American Depository Receipt
GDR	Global Depositary Receipt

At March 31, 2007, sector diversification of the International Growth Fund was as follows:

	% of Net Assets	Market Value
Financials	24.1%	$170,371,982
Consumer Discretionary	14.9	105,681,973
Information Technology	10.7	75,594,859
Energy	10.5	74,238,684
Industrials	10.4	73,553,967
Health Care	8.1	57,244,113
Materials	7.1	50,504,819
Consumer Staples	6.1	43,548,381
Telecommunication Services	5.2	37,162,960
Utilities	2.3	16,573,240
Short-Term Investment	0.4	2,518,000

Total Investments	99.8	706,992,978
Other Assets and Liabilities (Net)	0.2	1,522,268

Net Assets	100.0%	$708,515,246

The accompanying notes are an integral part of the portfolio of investments.

International Core Fund

Portfolio of Investments

March 31, 2007 (Unaudited)

Shares		Value (Note 1)
	Common Stocks — 99.0%
	Australia — 2.4%
6,515	Rio Tinto Ltd.	$414,645
22,904	Westpac Banking Corp.	487,712
19,849	Woodside Petroleum Ltd	630,569

		1,532,926

	Austria — 0.7%
5,673	Erste Bank der oesterreichischen Sparkassen AG	441,865

	Belgium — 0.6%
5,118	InBev NV	371,366

	Brazil — 2.5%
6,600	Cia Energetica de Minas Gerais ADR	321,090
16,500	Companhia Vale Do Rio Doce, Sponsored ADR	516,120
7,162	Petroleo Brasileiro S.A. ADR	712,691

		1,549,901

	Canada — 3.3%
13,365	Cameco Corp.	547,163
6,748	IGM Financial, Inc	285,584
9,000	Loblaw Cos. Ltd	358,597
15,800	Manulife Financial Corp.	544,310
4,805	Suncor Energy, Inc.	366,862

		2,102,516

	China — 2.7%
434,000	China Petroleum & Chemical Corp., Class H	366,340
144,000	Cosco Pacific Ltd.	356,280
350,000	Datang International Power Generation Co., Ltd.	331,508
656,000	Denway Motors Ltd.	285,486
4,900	Focus Media Holding Limited (a)	384,454

		1,724,068

	Denmark — 1.0%
11,600	Vestas Wind Systems A/S (a)	646,639

	Finland — 0.5%
14,800	Nokia Oyj ADR	339,216

	France — 9.5%
19,087	Alcatel-Lucent	225,495
9,200	Axa S.A.	391,256
3,121	BNP Paribas	326,442
11,728	Carrefour S.A.	859,631
7,386	Credit Agricole S.A.	288,698
4,590	Electricite de France	386,153
18,100	France Telecom S.A.	479,630
4,511	Iliad S.A.	471,896
3,083	LVMH Moet Hennessy Louis Vuitton S.A.	342,432
2,600	Schneider Electric S.A.	331,401
152	Schneider Electric SA (a)	18,680
12,149	STMicroelectronics N.V.	233,933
6,859	Suez S.A.	363,384
11,300	Total S.A. ADR	788,514
12,280	Vivendi S.A.	500,486

		6,008,031

	Germany — 4.4%
13,289	Adidas AG	725,340
11,205	Commerzbank AG	494,981
3,153	RWE AG	333,321
17,000	SAP AG ADR	759,050
2,581	Wacker Chemie AG (a)	448,542

		2,761,234

	Greece — 1.2%
9,502	Folli - Follie S.A. (Registered)	331,888
8,479	National Bank of Greece S.A.	448,547

		780,435

	Hong Kong — 2.3%
56,000	Esprit Holdings Ltd.	653,701
146,000	Foxconn International Holdings Ltd. (a)	446,565
519,500	Johnson Electric Holdings Ltd.	344,386

		1,444,652

	India — 1.6%
5,500	HDFC Bank Ltd. ADR	354,475
8,300	Infosys Technologies Ltd. ADR	417,075
11,272	Patni Computer Systems Ltd. Sponsored ADR	259,932

		1,031,482

	Indonesia — 0.4%
907,000	PT Bank Mandiri Tbk	247,084

	Ireland — 0.6%
18,606	Anglo Irish Bank Corp. plc	397,770

	Israel — 0.8%
13,600	Teva Pharmaceutical Industries Ltd. ADR	509,048

	Italy — 4.5%
14,500	ENI S.p.A.	471,858
41,043	Saipem S.p.A.	1,200,425
119,764	UniCredito Italiano S.p.A.	1,140,424

		2,812,707

	Japan — 16.6%
39,000	Bank of Yokohama (The), Ltd.	289,917
6,800	Canon, Inc.	365,121
17,900	Daiei (The), Inc. (a)	256,728
8,500	Denso Corp.	314,649
77,000	Isuzu Motors Ltd.	385,861
64,000	Joyo Bank	398,259
15,200	JS Group Corp.	328,737
41	KDDI Corp.	326,158
9,800	Millea Holdings, Inc.	361,131
35,000	NGK Insulators, Ltd.	717,993
6,100	Nidec Corp.	391,493
1,600	Nintendo Co. Ltd.	464,259
27,800	Nissan Motor Co., Ltd.	296,998
8,500	Nitto Denko Corp.	398,402
13,600	Nomura Holdings, Inc.	281,962
20,000	Onward Kashiyama Co., Ltd.	277,416
1,770	Orix Corp.	459,252
78,000	Osaka Gas Co., Ltd.	302,214
9,800	Promise Co., Ltd.	367,784
19,000	Sharp Corp.	365,364
18,000	Shionogi & Co., Ltd.	323,578
3,900	SMC Corp.	521,501
27,500	Sumitomo Corp.	492,777
50	Sumitomo Mitsui Financial Group, Inc.	452,675
29,000	Sumitomo Trust & Banking Co., Ltd.	300,870
4,400	Takeda Pharmaceutical Co., Ltd.	288,108
5,200	Toyota Motor Corp.	333,013

4,000	Yamada Denki Co., Ltd.	371,049

		10,433,269

	Korea — 2.6%
4,580	Hyundai Motor Co., Ltd.	320,652
3,700	Kookmin Bank ADR	333,555
3,142	Samsung Electronics Co., Ltd. GDR, 144A	955,954

		1,610,161

	Luxembourg — 1.0%
7,700	Millicom International Cellular S.A. (a)	603,372

	Mexico — 1.8%
3,400	America Movil SAB de C.V.	162,486
9,200	Cemex S.A. de C.V. Sponsored ADR (a)	301,300
2,900	Fomento Economico Mexicano SA de CV Sponsored ADR	320,131
7,904	Wal-Mart De Mexico S.A. de C.V. ADR	338,297

		1,122,214

	Netherlands — 2.3%
9,689	ABN AMRO Holding N.V.	417,483
7,339	ING Groep N.V.	310,491
10,700	Koninklijke (Royal) Philips Electronics NV	407,670
6,100	Koninklijke Numico N.V.	314,629

		1,450,273

	Russia — 1.4%
11,091	Evraz Group SA GDR 144A	371,548
2,400	LUKOIL ADR	207,600
7,400	OAO Gazprom, Sponsored ADR	310,060

		889,208

	Singapore — 1.8%
52,000	DBS Group Holdings Ltd.	731,812
34,000	Keppel Corp. Ltd.	425,338

		1,157,150

	Spain — 3.1%
26,585	Banco Bilbao Vizcaya Argentaria S.A.	652,804
39,099	Banco Santander Central Hispano S.A.	698,000
25,750	Telefonica S.A.	570,228

		1,921,032

	Sweden — 0.5%
24,400	Eniro AB	308,220

	Switzerland — 9.7%
25,300	ABB Ltd. (Registered)	435,325
4,380	CIBA Specialty Chemicals (Registered)	289,181
11,085	Credit Suisse Group (Registered)	797,994
5,260	Holcim Ltd. (Registered)	529,244
4,930	Lonza Group AG (Registered)	474,461
2,142	Nestle S.A. (Registered)	834,691
20,562	Novartis AG (Registered) (b)	1,132,547
3,225	Roche Holding AG (Registered)	572,877
2,333	Syngenta AG (Registered)	444,619
2,696	Synthes, Inc. (Registered)	333,812
4,960	UBS AG (Registered)	295,774

		6,140,525

	Taiwan — 1.1%
66,642	Taiwan Semiconductor Manufacturing Co., Ltd.	716,401

	Thailand — 0.4%
83,400	Bangkok Bank Public Co., Ltd.	269,408

	United Kingdom — 17.7%
180,068	ARM Holdings plc	474,615
7,000	AstraZeneca plc	377,364
29,204	Autonomy Corporation plc (a)	395,144
39,580	Barclays plc	561,234
27,708	BHP Billiton plc	615,637
76,548	British Sky Broadcasting plc	850,965
7,430	Carnival plc	358,711
48,038	Cattles plc	387,240
21,156	GlaxoSmithKline plc	583,973
33,810	HBOS plc	698,998
23,600	HSBC Holdings plc	411,666
43,671	Kingfisher plc	239,690
49,156	Man Group plc	537,444
49,211	Michael Page International plc	519,301
98,576	Old Mutual plc	319,282
48,176	Prudential plc	680,752
7,415	Reckitt Benckiser plc	386,685
35,800	Reuters Group plc	328,986
8,683	Royal Bank of Scotland Group plc	339,926
133,400	Signet Group plc	329,571
65,900	Smith & Nephew plc	838,647
43,570	Tesco plc	381,309
20,012	Vodafone Group plc, ADR	537,522

		11,154,662

	Total — Common Stocks (Cost $51,712,168)	62,476,835

Principal Amount
	Short-Term Investment — 0.8%
$520,000	Repurchase Agreement with State Street Bank & Trust Company, dated 03/30/07 at 2.500%, to be repurchased at $520,108 on 04/02/2007, collateralized by $410,000 U.S. Treasury Bond 7.875%, due 02/15/21 with a value of $537,100 (Cost $520,000)	520,000

	TOTAL INVESTMENTS — 99.8% (Cost $52,232,168)	62,996,835
	Other Assets and Liabilities (Net) — 0.2%	98,164

	NET ASSETS — 100%	$63,094,999

(a)	Non-Income producing securities.
(b)	Security fair-valued by Valuation Committee as of March 31, 2007, (See Notes to Portfolio of Investments, Note 1). As of March 31, 2007, this security represents $1,132,547, 1.8% of net assets.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2007, Rule 144A Securities that have been deemed to be liquid represent $1,327,502, 2.1% of net assets.
ADR	American Depository Receipt
GDR	Global Depositary Receipt

At March 31, 2007, sector diversification of the International Core Fund was as follows:

	% of Net Assets	Market Value
Financials	27.3%	$17,204,861
Consumer Discretionary	14.2	8,969,330
Information Technology	10.2	6,444,253
Energy	8.9	5,602,082
Industrials	8.1	5,138,358
Health Care	7.9	4,959,954
Materials	7.6	4,803,699
Consumer Staples	6.6	4,165,336
Telecommunication Services	5.0	3,151,292
Utilities	3.2	2,037,670
Short-Term Investment	0.8	520,000

Total Investments	99.8	62,996,835
Other Assets and Liabilities (Net)	0.2	98,164

Net Assets	100.0%	$63,094,999

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolios of Investments

March 31, 2007 (Unaudited)

Hansberger International Series (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2007, the Trust was comprised of four separate active, diversified portfolios (each individually referred to as a “Fund” and collectively as the “Funds”). The International Value Fund and the Emerging Markets Fund commenced operations on December 30, 1996. The International Growth Fund commenced operations on June 23, 2003. The International Core Fund commenced operations on September 13, 2005. Each Fund offers two classes of shares – Institutional Class and Advisor Class, the latter of which commenced operations on September 13, 2005.

The International Value Fund seeks to achieve long-term capital growth through a policy of investing primarily in stocks and debt obligations of companies and governments domiciled outside of the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies domiciled outside of the United States in at least three different countries. The International Core Fund seeks to achieve long-term capital growth through a policy of investing primarily in equity securities of companies domiciled outside of the United States.

The Funds’ investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds’ investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds’ investments and income generated by these investments, as well as the Funds’ ability to repatriate such amounts.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds’ portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust’s fair valuation procedures, the Board of Trustees has delegated to Hansberger Global Investors, Inc., the Funds’ Adviser, subject to the Board of Trustees’ supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available. Hansberger Global Investors, Inc. has established a Valuation Committee, which is responsible for complying with the Trust’s fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in Hansberger Global Investors, Inc.’s opinion, reflect market value. With respect to the fair valuation of equity securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market but before the Funds calculate their net asset values.

The Trust employs a fair value pricing service that utilizes a model which takes into account market activity after the close of foreign markets but before the Funds calculate their net asset values. As of March 31, 2007, a significant number of the Funds’ securities were fair valued utilizing this service pursuant to procedures approved by the Board of Trustees.

2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in net realized and unrealized gain or loss on investment in securities.

3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund’s portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At March 31, 2007, the Funds had no outstanding forward currency exchange contracts.

4. Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

5. Federal Income Taxes: At March 31, 2007, cost and gross unrealized appreciation/(depreciation) for U.S. Federal income tax purposes of the investments of the Funds were:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
International Value Fund	$224,746,752	$77,840,430	$(2,899,803)	$74,940,627
Emerging Markets Fund	209,199,309	85,033,492	(1,718,997)	83,314,495
International Growth Fund	612,975,066	100,162,717	(6,144,805)	94,017,912
International Core Fund	52,232,168	11,155,398	(390,731)	10,764,667

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President

Date:    May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President

Date:    May 25, 2007

By:	/s/ Thomas A. Christensen, Jr.
Thomas A. Christensen, Jr.
Chief Financial Officer

Date:    May 25, 2007